200 Clarendon Street
27th Floor
Boston, MA 02116-5021
+1 617 728 7100 Main
+1 617 426 6567 Fax
www.dechert.com

STEPHANIE CAPISTRON

stephanie.capistron@dechert.com
+1 617 728 7127 Direct
+1 617 275 8364 Fax

October 1, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:            The Hartford Mutual Funds II, Inc. — Registration Statement on Form N-14
(File Nos. 002-11387/811-00558)

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds II, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended.  This Form N-14 is being filed in connection with a proposed reorganization in which The Hartford Growth Opportunities Fund (the “Acquiring Fund”), a series of the Registrant, will acquire all of the assets of The Hartford Fundamental Growth Fund (the “Acquired Fund”), a series of The Hartford Mutual Funds, Inc., in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 617.728.7127 with any questions regarding the attached.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron

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